PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment

	Average rate (1)	12.31.21	Additions	Disposals	Monetary correction by Hyperinflation	Transfers (2)	Exchange rate variation	12.31.22
Cost
Land		710,017	10,289	(10,715)	56,130	7,601	(21,771)	751,551
Buildings, facilities and improvements		11,294,650	922,240	(130,814)	90,634	513,309	(69,191)	12,620,828
Machinery and equipment		8,735,375	21,913	(242,875)	281,368	1,035,129	(100,872)	9,730,038
Furniture and fixtures		150,865	1,141	(5,855)	26,735	23,238	(8,515)	187,609
Vehicles		384,289	246,491	(7,080)	7,141	10,589	(13,758)	627,672
Construction in progress		1,144,725	1,420,309	(2,279)	11,632	(1,456,540)	(22,704)	1,095,143
Advances to suppliers		33,109	8,651	-	-	(135)	(9,739)	31,886
		22,453,030	2,631,034	(399,618)	473,640	133,191	(246,550)	25,044,727

Depreciation
Land (3)	15.34%	(36,788)	(12,410)	2,401	1,090	(4)	1,277	(44,434)
Buildings, facilities and improvements	3.59%	(4,494,435)	(752,798)	114,639	8,968	(25,989)	19,239	(5,130,376)
Machinery and equipment	6.25%	(4,612,648)	(556,013)	208,582	(105,534)	(105,596)	49,452	(5,121,757)
Furniture and fixtures	6.64%	(72,820)	(9,549)	3,883	(13,210)	(2,913)	4,066	(90,543)
Vehicles	22.85%	(195,477)	(166,428)	5,797	(6,175)	(8,607)	4,157	(366,733)
		(9,412,168)	(1,497,198)	335,302	(114,861)	(143,109)	78,191	(10,753,843)
		13,040,862	1,133,836	(64,316)	358,779	(9,918)	(168,359)	14,290,884
(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$9,951 to intangible assets, R$15 from property, plant and equipment to goods in lending and R$(48) from assets held for sale.
(3)	Land depreciation refers to right-of-use assets. The amount of R$3,631 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 18.1).

	Average rate (1)	12.31.20	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.21
Cost
Land		608,389	4,799	(19,378)	27,988	100,463	(12,244)	710,017
Buildings, facilities and improvements		10,444,526	533,269	(183,824)	95,153	413,049	(7,523)	11,294,650
Machinery and equipment		8,395,520	111,951	(274,290)	165,216	391,013	(54,035)	8,735,375
Furniture and fixtures		157,085	3,959	(8,076)	5,092	4,833	(12,028)	150,865
Vehicles		346,218	46,768	(29,710)	8,637	7,844	4,532	384,289
Construction in progress		608,255	1,494,087	(18,601)	9,915	(937,589)	(11,342)	1,144,725
Advances to suppliers		12,748	42,290	-	-	(19,437)	(2,492)	33,109
		20,572,741	2,237,123	(533,879)	312,001	(39,824)	(95,132)	22,453,030

Depreciation
Land	15.34%	(13,800)	(12,106)	2,272	-	(11,954)	(1,200)	(36,788)
Buildings, facilities and improvements	8.11%	(3,851,225)	(763,843)	111,746	-	3,668	5,219	(4,494,435)
Machinery and equipment	6.84%	(4,304,007)	(549,206)	220,428	-	890	19,247	(4,612,648)
Furniture and fixtures	6.66%	(79,924)	(10,566)	6,362	-	4,027	7,281	(72,820)
Vehicles	27.90%	(108,205)	(104,473)	18,482	-	343	(1,624)	(195,477)
		(8,357,161)	(1,440,194)	359,290	-	(3,026)	28,923	(9,412,168)
		12,215,580	796,929	(174,589)	312,001	(42,850)	(66,209)	13,040,862

(1)	Weighted average annual rate.

Schedule of book value of the collateral property, plant and equipment

	Type of collateral	12.31.22	12.31.21
Land	Financial/Tax	90,757	150,420
Buildings, facilities and improvements	Financial/Tax	1,298,326	1,209,662
Machinery and equipment	Financial/Labor/Tax/Civil	1,376,186	1,284,033
Furniture and fixtures	Financial/Tax	15,632	14,960
Vehicles	Financial/Tax	160	276
		2,781,061	2,659,351